BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Summary of components of debt

	Weighted-Average		December 31,
(Dollars in millions)	Interest Rate*	Maturities*	2021	2020
Long-term debt	2.7%	2024-2041	$3,029	$—
Finance lease obligations	1.4%	2022-2026	222	209
			$3,251	$209
Less: Unamortized discount			5	—
Less: Unamortized debt issuance costs			15	—
Less: Current maturities of long-term debt			103	69
Total			$3,128	$140
*	As of December 31, 2021.

Schedule of contractual obligations of long-term debt outstanding

December 31,
(Dollars in millions)*	2021
2022	$103
2023	94
2024	572
2025	57
2026	726
Thereafter	1,700
Total	$3,251
* Contractual obligations approximate scheduled repayments.